Offerings	Oct. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 35,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,045.00
Offering Note	CVAT Offer-The filing fee was calculated in accordance with Section 31 of the Securities Exchange Act of 1934, as amended, effective from October 1, 2026 through September 30, 2027, by multiplying the aggregate transaction value by 0.00008700 (or $87.00 per $1,000,000 of the aggregate transaction value).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 7,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 609.00
Offering Note	ABI Offer-The filing fee was calculated in accordance with Section 31 of the Securities Exchange Act of 1934, as amended, effective from October 1, 2026 through September 30, 2027, by multiplying the aggregate transaction value by 0.00008700 (or $87.00 per $1,000,000 of the aggregate transaction value).